Segmented Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segmented Information

24. SEGMENTED INFORMATION

[a]

Magna is a global automotive supplier which has complete vehicle engineering and contract manufacturing expertise, as well as product capabilities which include body, chassis, exterior, seating, powertrain, active driver assistance, electronics, vision, mechatronics and roof systems. Magna also has electronic and software capabilities across many of these areas.

Previously, the Company organized its businesses into four reportable operating segments: North America, Europe, Asia and Rest of World. In December 2017, the Company announced a realignment of its management structure along product lines. As a result, on January 1, 2018, the Company changed its segments to align with the way its business is now managed.

The Company is now organized under four operating segments which have been determined on the basis of technological opportunities, product similarities, and market and operating factors. These operating segments are also the Company’s reportable segments:

•	Body Exteriors & Structures includes our body and chassis business, exteriors, roof systems, sealing systems and fuel systems operations;

•	Power & Vision includes our powertrain, electronics, mirrors, lighting and mechatronics operations;

•	Seating Systems is comprised of our complete seat assembly facilities and our foam, trim, structures and mechanisms operations; and

•	Complete Vehicles is comprised of our contract manufacturing operations as well as our complete vehicle engineering centers.

The results of each segment are regularly reviewed by the Company’s chief operating decision maker to assess the performance of the segment and make decisions regarding the allocation of resources. The Company’s chief operating decision maker uses Adjusted Earnings before Interest and Income Taxes [“Adjusted EBIT”] as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT is calculated by taking net income from operations and adding back income taxes, interest expense, net, and other expense, net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1]. All intersegment sales and transfers are accounted for at fair market value.

[a]	The following tables show segment information for the Company’s reporting segments and a reconciliation of Adjusted EBIT to the Company’s consolidated income before income taxes:

	2018
	Total sales	External sales	Adjusted EBIT	Depreciation and amortization	Equity income
Body Exteriors & Structures	$17,527	$17,220	$1,398	$697	$(12)
Power & Vision	12,321	12,086	1,168	434	(261)
Seating Systems	5,548	5,546	425	57	(3)
Complete Vehicles	6,018	5,968	68	65	—
Corporate & Other [ii]	(587)	7	48	25	(1)

Total Reportable Segments	$40,827	$40,827	$3,107	$1,278	$(277)

	2017 [As Adjusted – Note 2]
	Total sales	External sales	Adjusted EBIT	Depreciation and amortization	Equity (income) loss
Body Exteriors & Structures	$16,613	$16,501	$1,346	$633	$(10)
Power & Vision	11,629	11,344	1,183	415	(245)
Seating Systems	5,224	5,222	434	61	2
Complete Vehicles	3,547	3,513	66	46	—
Corporate & Other [ii]	(425)	8	65	29	—

Total Reportable Segments	$36,588	$36,588	$3,094	$1,184	$(253)

	2018
	Net assets	Investments	Goodwill	Fixed asset, net	Fixed asset additions
Body Exteriors & Structure	$6,946	$34	$459	$4,615	$730
Power & Vision [i]	6,675	1,680	1,260	2,123	655
Seating Systems	804	135	147	319	78
Complete Vehicles	605	2	113	607	170
Corporate & Other [ii]	798	338	—	431	17

Total Reportable Segments	$15,828	$2,189	$1,979	$8,095	$1,650

	2017 [As Adjusted – Note 2]
	Net assets	Investments	Goodwill	Fixed asset, net	Fixed asset additions
Body Exteriors & Structure	$7,243	$31	$463	$4,763	$930
Power & Vision	6,475	1,819	1,365	2,113	568
Seating Systems	804	136	153	306	76
Complete Vehicles	394	2	118	529	236
Corporate & Other [ii]	658	91	—	465	65

Total Reportable Segments	$15,574	$2,079	$2,099	$8,176	$1,875

[i]	Includes $541 million of net assets held for sale.
[ii]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

[b]	The following table reconciles Net income from operations to Adjusted EBIT:

	2018	2017 [As Adjusted – Note 2]
Net Income	$2,332	$2,244
Add:
Interest expense, net	93	70
Other expense, net	63	39
Income taxes	619	741

Adjusted EBIT	$3,107	$3,094

[c]	The following table shows Net Assets for the Company’s reporting segments:

	2018	2017 [As Adjusted – Note 2]
Total Assets	25,945	25,468
Deduct assets not included in segment net assets:
Cash and cash equivalents	(684)	(726)
Deferred tax assets	(300)	(238)
Long-term receivables from joint venture partners	(71)	(72)
Income taxes receivable	(57)	—
Deduct liabilities included in segment net assets:
Accounts Payable	(6,094)	(6,283)
Accrued salaries and wages	(769)	(836)
Other accrued liabilities	(1,734)	(1,739)
Liabilities held for sale [note 3]	(408)	—

Segment Net Assets	$15,828	$15,574

[d]	The following table aggregates external revenues by customer as follows:

	2018	2017 [As Adjusted – Note 2]
General Motors	$6,303	$6,481
Ford Motor Company	5,721	5,760
Fiat Chrysler Automobiles	5,693	5,311
BMW	4,826	3,676
Daimler AG	4,687	4,474
Volkswagen	4,128	3,849
Other	9,469	7,037

	$40,827	$36,588

[e]	The following table summarizes external revenues and long-lived assets by geographic region:

	External Sales		Fixed Assets, Net
	2018	2017 [As Adjusted – Note 2]	2018	2017 [As Adjusted – Note 2]
North America
United States	$10,043	$9,302	$1,356	$1,668
Canada	5,886	5,902	968	990
Mexico	4,618	4,634	1,311	1,269

	20,547	19,838	3,635	3,927
Europe
Austria	7,750	5,191	938	863
Germany	4,893	4,243	1,271	1,313
Italy	850	858	288	235
Czech Republic	764	740	257	222
Poland	694	674	200	149
United Kingdom	517	524	191	194
Russia	424	373	138	191
Spain	382	346	47	44
Turkey	291	248	8	8
France	219	200	46	48
Slovakia	127	123	71	39
Other Europe	144	86	221	160

	17,055	13,606	3,676	3,466
Asia Pacific
China	2,152	2,107	588	578
India	180	185	106	122
Korea	158	159	21	24
Other Asia Pacific	50	40	3	2

	2,540	2,491	718	726
Rest of World	685	653	66	57

	$40,827	$36,588	$8,095	$8,176